Fees Summary	May 09, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 226,435,000
Previously Paid Amount	0
Total Fee Amount	34,667.2
Total Offset Amount	0
Net Fee	$ 34,667.2